Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1 —

quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 —

observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3 —	unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s liabilities that are measured at fair value at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2024	December 31, 2023
Derivative Liabilities:
Forward purchase agreement	3	$3,402,100	$—
Warrants – Series A and B	3	$6,645,365	$—
Warrants – Series C and D	3	$9,219,250	$—

Forward purchase agreement

The Company used a Monte Carlo analysis to determine the fair value of the FPA, assuming a total number of Additional Shares of 9,543,002. The model measured the total present value of the Company’s proceeds at approximately $98,282 and the total present value of the Company’s liability at approximately $3,500,369, resulting in a net liability of approximately $3,402,100 as of September 30, 2024.

The fair value measurement of the FPA at February 2, 2024 and September 30, 2024, was calculated using the following range of weighted average assumptions:

	September 30, 2024	February 2, 2024
Risk-free interest rate	3.63%	4.14%
Stock price	$0.37	$4.53
Expected life	2.1 years	2.8 years
Expected volatility of underlying stock	107.5%	70.0%
Dividends	0%	0%

Warrants — Series A and B

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance on March 15, 2024, which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$1.74	$1.74
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.75	$0.0001

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at September 30, 2024, which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.2 years	5.2 years
Stock price	$0.37	$0.37
Risk free rate	3.6%	3.6%
Expected volatility	105%	105%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001

The fair value of the Series A Warrants and Series B Warrants as of September 30, 2024, was $6,502,710 and $142,655, respectively. This resulted in a gain from the change in fair value of derivatives of $5,383,585, $6,093,635 and a gain (loss) from the issuance of warrants of $0, and $(17,820,998) for the three and nine months ended September 30, 2024, respectively. As of September 30, 2024, investors received 466,000 and 5,364,046 common shares from exercise of Series A and Series B warrants, respectively.

Warrants — Series C and D

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance (August 30, 2024), which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$0.32	$0.32
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at September 30, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.5 years	5.5 years
Stock price	$0.37	$0.37
Risk free rate	3.6%	3.6%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$0.3274	$0.0001

The fair value of the Series C Warrants and Series D Warrants as of September 30, 2024, was $8,160,300 and $1,058,950, respectively. This resulted in a gain (loss) from the change in fair value of derivatives and issuance of warrants of $435,550 and $(9,654,799) for the three and nine months ended September 30, 2024. As of September 30, 2024, investors have not exercised any Series C and Series D warrants.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2024.

Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, February 2, 2024	20,889,950
Change in fair value	(249,350)
Balance, March 31, 2024	20,640,600
Change in fair value	(15,824,800)
Balance, June 30, 2024	4,815,800
Change in fair value	(1,413,700)
Balance, September 30, 2024	3,402,100
Warrants – Series A and B	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, March 15, 2024	12,739,000
Change in fair value	8,431,850
Balance, March 31, 2024	21,170,850
Change in fair value	(9,141,900)
Balance, June 30, 2024	12,028,950
Change in fair value	(5,383,585)
Balance, September 30, 2024	6,645,365
Warrants — Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, August 30, 2024	9,654,800
Change in fair value	(435,550)
Balance, September 30, 2024	9,219,250

HBC earnout shares

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Earnout Shares at the date of the Merger, which included the following assumptions: stock price of $4.53, risk free rate of 3.98%, volatility of 85%, dividends yield of 0% and duration of 4 years.

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1 —

quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 —

observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3 —	unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2023	December 31, 2022
Assets:
Cash and investments held in Trust Account	1	$42,994,274	$127,782,882
Derivative asset	3	$28,245,500	$—
Derivative liabilities	3	$46,728,596	$—

The derivative liabilities includes the FPA and NRA of $35,576,596 and $11,152,000, respectively at December 31, 2023. The derivative asset relates to the FPA at December 31, 2023.

The Company used a Monte Carlo analysis to determine the fair value of the FPA and NRA. The fair value measurement of the FPA and the NRA liability at December 31, 2023, was calculated using the following range of weighted average assumptions:

December 31, 2023
Risk-free interest rate (FPA)	3.85%
Expected life of over-allotment option (FPA)	5.4 years
Expected volatility of underlying stock (FPA)	75%
Dividends (FPA)	0%
Probability of merger closing (FPA and NRA)	80%

The 123,500 Representative Shares have a grant date fair value of $6.29 per share or an aggregate of $776,815. The Company measured the fair value of the Representative Shares on the grant date of the award utilizing a valuation model which considers certain assumptions. These assumptions include the offering price, the marketability of the Company and the probability of initial business combination, which were considered Level 3 inputs. Upon the Initial Public Offering, such amounts were allocated to offering costs within stockholders’ equity (deficit).